UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                     ---------

                            The Gabelli Utility Trust
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]

                                                                   THE GABELLI
                                                                   UTILITY TRUST

                            THE GABELLI UTILITY TRUST

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Utility Trust's (the "Fund") net asset value ("NAV") total return was (13.6)% during the first quarter of 2008, compared with declines of 9.9% and 10.2% for the Standard & Poor's ("S&P") 500 Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund's publicly traded shares was (0.8)% during the first quarter. On March 31, 2008, the Fund's NAV per share was $6.90, while the price of the publicly traded shares closed at $9.23 on the New York Stock Exchange.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                              Since
                                                                            Inception
                                    Quarter   1 Year    3 Year    5 Year    (07/09/99)
                                    -------   ------    ------    ------    ----------
GABELLI UTILITY TRUST
   NAV TOTAL RETURN (b) .........   (13.58)%  (10.46)%    8.99%    13.79%       8.89%
   INVESTMENT TOTAL RETURN (c) ..    (0.80)     0.05      7.85      8.58       10.98
S&P 500 Utilities Index .........    (9.94)    (1.62)    12.97     19.75        7.27
Lipper Utility Fund Average .....   (10.24)    (0.42)    14.04     19.42        6.28

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 87.4%
               ENERGY AND UTILITIES -- 75.4%
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.2%
      10,000   Ormat Technologies Inc. .........................................................................   $       430,100
                                                                                                                   ---------------
               ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 44.4%
     248,000   Allegheny Energy Inc. ...........................................................................        12,524,000
      23,000   ALLETE Inc. .....................................................................................           888,260
      75,000   Alliant Energy Corp. ............................................................................         2,625,750
      10,000   Ameren Corp. ....................................................................................           440,400
      80,000   American Electric Power Co. Inc. ................................................................         3,330,400
   1,800,000   Aquila Inc.+ ....................................................................................         5,778,000
      10,000   Avista Corp. ....................................................................................           195,600
      35,000   Black Hills Corp. ...............................................................................         1,252,300
      30,000   Cleco Corp. .....................................................................................           665,400
     150,000   CMS Energy Corp. ................................................................................         2,031,000
      70,000   Constellation Energy Group Inc. .................................................................         6,178,900
       4,000   Dominion Resources Inc. .........................................................................           163,360
     160,000   DPL Inc. ........................................................................................         4,102,400
      24,000   DTE Energy Co. ..................................................................................           933,360
     200,000   Duke Energy Corp. ...............................................................................         3,570,000
      90,000   Edison International ............................................................................         4,411,800
     189,300   El Paso Electric Co.+ ...........................................................................         4,045,341
       3,000   Entergy Corp. ...................................................................................           327,240
      51,000   FirstEnergy Corp. ...............................................................................         3,499,620
     137,000   Florida Public Utilities Co. ....................................................................         1,527,550
      90,000   FPL Group Inc. ..................................................................................         5,646,600
     100,000   Great Plains Energy Inc. ........................................................................         2,465,000
      55,000   Hawaiian Electric Industries Inc. ...............................................................         1,312,850
      92,000   Integrys Energy Group Inc. ......................................................................         4,290,880
      61,000   Maine & Maritimes Corp.+ ........................................................................         1,695,800
      66,000   MGE Energy Inc. .................................................................................         2,247,960
      45,000   NiSource Inc. ...................................................................................           775,800
     110,000   NorthWestern Corp. ..............................................................................         2,680,700
     100,000   OGE Energy Corp. ................................................................................         3,117,000
      24,000   Otter Tail Corp. ................................................................................           849,360
      48,000   PG&E Corp. ......................................................................................         1,767,360
      35,000   PNM Resources Inc. ..............................................................................           436,450
     100,000   Progress Energy Inc. ............................................................................         4,170,000
      40,000   Progress Energy Inc., CVO+ (a) ..................................................................            13,200
      38,000   Public Service Enterprise Group Inc. ............................................................         1,527,220
      41,000   Puget Energy Inc. ...............................................................................         1,060,670
      60,500   SCANA Corp. .....................................................................................         2,213,090
      35,000   Sierra Pacific Resources ........................................................................           442,050
     104,000   TECO Energy Inc. ................................................................................         1,658,800
      20,000   The Empire District Electric Co. ................................................................           405,000
     160,000   Unisource Energy Corp. ..........................................................................         3,561,600
      35,000   Unitil Corp. ....................................................................................           943,250
      47,000   Vectren Corp. ...................................................................................         1,261,010
     260,000   Westar Energy Inc. ..............................................................................         5,920,200
      90,000   Wisconsin Energy Corp. ..........................................................................         3,959,100
     195,000   Xcel Energy Inc. ................................................................................         3,890,250
                                                                                                                   ---------------
                                                                                                                       116,801,881
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               ENERGY AND UTILITIES:
               ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.9%
         243   Brookfield Infrastructure Partners LP ...........................................................   $         4,119
      50,000   CH Energy Group Inc. ............................................................................         1,945,000
      58,000   Consolidated Edison Inc. ........................................................................         2,302,600
     100,000   Energy East Corp. ...............................................................................         2,412,000
     135,000   Northeast Utilities .............................................................................         3,312,900
     215,000   NSTAR ...........................................................................................         6,542,450
      22,500   Pepco Holdings Inc. .............................................................................           556,200
      36,666   UIL Holdings Corp. ..............................................................................         1,104,746
                                                                                                                   ---------------
                                                                                                                        18,180,015
                                                                                                                   ---------------
               ENERGY AND UTILITIES: GLOBAL UTILITIES -- 4.3%
       1,500   Areva SA ........................................................................................         1,631,645
       8,000   Chubu Electric Power Co. Inc. ...................................................................           199,839
      35,000   Electric Power Development Co. Ltd. .............................................................         1,260,534
      20,000   Endesa SA .......................................................................................         1,048,926
      28,800   Endesa SA, ADR ..................................................................................         1,516,006
     200,000   Enel SpA ........................................................................................         2,121,848
     300,000   Hera SpA ........................................................................................         1,210,117
       8,000   Hokkaido Electric Power Co. Inc. ................................................................           185,795
       8,000   Hokuriku Electric Power Co. .....................................................................           188,603
       1,500   Huaneng Power International Inc., ADR ...........................................................            45,810
      30,000   Korea Electric Power Corp., ADR .................................................................           451,200
       8,000   Kyushu Electric Power Co. Inc. ..................................................................           195,425
       2,000   Niko Resources Ltd. .............................................................................           162,210
       8,000   Shikoku Electric Power Co. Inc. .................................................................           237,961
       8,000   The Chugoku Electric Power Co. Inc. .............................................................           178,170
       8,000   The Kansai Electric Power Co. Inc. ..............................................................           199,037
       8,000   The Tokyo Electric Power Co. Inc. ...............................................................           213,884
      15,000   Tohoku Electric Power Co. Inc. ..................................................................           366,423
                                                                                                                   ---------------
                                                                                                                        11,413,433
                                                                                                                   ---------------
               ENERGY AND UTILITIES: MERCHANT ENERGY -- 1.6%
      35,810   Dynegy Inc., Cl. A+ .............................................................................           282,541
       8,130   Mirant Corp.+ ...................................................................................           295,851
     300,000   Mirant Corp. Escrow+ (a) ........................................................................                 0
     220,000   The AES Corp.+ ..................................................................................         3,667,400
                                                                                                                   ---------------
                                                                                                                         4,245,792
                                                                                                                   ---------------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.7%
     180,000   El Paso Corp. ...................................................................................         2,995,200
      40,600   EnergySouth Inc. ................................................................................         2,118,914
     110,000   National Fuel Gas Co. ...........................................................................         5,193,100
     100,000   ONEOK Inc. ......................................................................................         4,463,000
     120,000   Southern Union Co. ..............................................................................         2,792,400
                                                                                                                   ---------------
                                                                                                                        17,562,614
                                                                                                                   ---------------
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 5.5%
      26,000   AGL Resources Inc. ..............................................................................           892,320
      50,000   Atmos Energy Corp. ..............................................................................         1,275,000
      10,000   Chesapeake Utilities Corp. ......................................................................           296,400
       8,000   Corning Natural Gas Corp.+ ......................................................................           128,800
      30,000   Delta Natural Gas Co. Inc. ......................................................................           740,700
      90,000   Nicor Inc. ......................................................................................         3,015,900
      35,000   Piedmont Natural Gas Co. Inc. ...................................................................           919,100

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES (CONTINUED)
       6,000   RGC Resources Inc. ..............................................................................   $       167,160
     150,000   Southwest Gas Corp. .............................................................................         4,194,000
     120,000   Spectra Energy Corp. ............................................................................         2,730,000
                                                                                                                   ---------------
                                                                                                                        14,359,380
                                                                                                                   ---------------
               ENERGY AND UTILITIES: NATURAL RESOURCES -- 1.3%
       4,000   Anadarko Petroleum Corp. ........................................................................           252,120
      19,000   Compania de Minas Buenaventura SA, ADR ..........................................................         1,301,500
      18,000   Exxon Mobil Corp. ...............................................................................         1,522,440
         300   Patriot Coal Corp.+ .............................................................................            14,091
       3,000   Peabody Energy Corp. ............................................................................           153,000
       4,000   Royal Dutch Shell plc, Cl. A, ADR ...............................................................           275,920
                                                                                                                   ---------------
                                                                                                                         3,519,071
                                                                                                                   ---------------
               ENERGY AND UTILITIES: SERVICES -- 0.5%
      50,000   ABB Ltd., ADR ...................................................................................         1,346,000
       3,472   Renegy Holdings Inc.+ ...........................................................................            14,930
                                                                                                                   ---------------
                                                                                                                         1,360,930
                                                                                                                   ---------------
               ENERGY AND UTILITIES: WATER -- 2.7%
      14,000   American States Water Co. .......................................................................           504,000
      21,833   Aqua America Inc. ...............................................................................           410,024
      24,750   Artesian Resources Corp., Cl. A .................................................................           458,618
      20,000   California Water Service Group ..................................................................           763,000
       7,500   Connecticut Water Service Inc. ..................................................................           177,525
      51,333   Middlesex Water Co. .............................................................................           932,207
      27,100   Pennichuck Corp. ................................................................................           626,010
      80,000   SJW Corp. .......................................................................................         2,287,200
       8,101   Southwest Water Co. .............................................................................            89,678
      12,000   Suez SA .........................................................................................           787,357
      12,000   Suez SA, Strips+ ................................................................................               189
       9,000   York Water Co. ..................................................................................           134,910
                                                                                                                   ---------------
                                                                                                                         7,170,718
                                                                                                                   ---------------
               DIVERSIFIED INDUSTRIAL -- 1.2%
       1,000   Alstom ..........................................................................................           216,795
       2,000   Bouygues SA .....................................................................................           127,058
       8,000   Cooper Industries Ltd., Cl. A ...................................................................           321,200
      68,000   General Electric Co. ............................................................................         2,516,680
                                                                                                                   ---------------
                                                                                                                         3,181,733
                                                                                                                   ---------------
               EQUIPMENT AND SUPPLIES -- 0.1%
      50,000   Capstone Turbine Corp.+ .........................................................................           106,000
       2,000   Mueller Industries Inc. .........................................................................            57,700
                                                                                                                   ---------------
                                                                                                                           163,700
                                                                                                                   ---------------
               TOTAL ENERGY AND UTILITIES ......................................................................       198,389,367
                                                                                                                   ---------------
               COMMUNICATIONS -- 9.8%
               CABLE AND SATELLITE -- 3.0%
      55,000   Cablevision Systems Corp., Cl. A+ ...............................................................         1,178,650
       5,000   Cogeco Cable Inc. ...............................................................................           175,313
      20,000   Cogeco Inc. .....................................................................................           594,281

   SHARES/                                                                                                              MARKET
    UNITS                                                                                                                VALUE
------------                                                                                                       ---------------
      20,000   Comcast Corp., Cl. A ............................................................................   $       386,800
      50,000   DISH Network Corp., Cl. A+ ......................................................................         1,436,500
      10,000   EchoStar Corp., Cl. A+ ..........................................................................           295,400
      35,000   Liberty Global Inc., Cl. A+ .....................................................................         1,192,800
      20,000   Liberty Global Inc., Cl. C+ .....................................................................           649,600
       8,000   Rogers Communications Inc., Cl. B ...............................................................           287,360
      65,000   The DIRECTV Group Inc.+ .........................................................................         1,611,350
       2,112   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA ................................            25,041
                                                                                                                   ---------------
                                                                                                                         7,833,095
                                                                                                                   ---------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
     280,000   The Furukawa Electric Co. Ltd. ..................................................................           904,494
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 3.9%
      45,000   AT&T Inc. .......................................................................................         1,723,500
       4,350   Bell Aliant Regional Communications Income Fund (a)(b) ..........................................           130,457
      30,000   BT Group plc, ADR ...............................................................................         1,293,000
       1,000   CenturyTel Inc. .................................................................................            33,240
     220,000   Cincinnati Bell Inc.+ ...........................................................................           937,200
      10,000   Citizens Communications Co. .....................................................................           104,900
         500   Comstar United Telesystems OJSC, GDR+ ...........................................................             4,750
      20,000   D&E Communications Inc. .........................................................................           178,000
      30,000   Deutsche Telekom AG, ADR ........................................................................           497,400
       2,000   France Telecom SA, ADR ..........................................................................            67,160
         200   Hutchison Telecommunications International Ltd. .................................................               285
         500   Mobistar SA .....................................................................................            45,310
         200   Nippon Telegraph & Telephone Corp. ..............................................................           862,761
      15,000   Portugal Telecom SGPS SA ........................................................................           174,295
         200   PT Indosat Tbk ..................................................................................               154
         500   Rostelecom, ADR .................................................................................            36,000
         500   Sistema JSFC, GDR ...............................................................................            16,050
       1,200   Tele2 AB, Cl. B .................................................................................            22,670
       5,000   Telecom Italia SpA, ADR .........................................................................           104,450
      40,000   Touch America Holdings Inc.+ ....................................................................                 0
     115,000   Verizon Communications Inc. .....................................................................         4,191,750
                                                                                                                   ---------------
                                                                                                                        10,423,332
                                                                                                                   ---------------
               WIRELESS COMMUNICATIONS -- 2.6%
         600   America Movil SAB de CV, Cl. L, ADR .............................................................            38,214
       2,000   China Mobile Ltd., ADR ..........................................................................           150,020
       2,000   China Unicom Ltd., ADR ..........................................................................            42,540
       4,500   Mobile TeleSystems OJSC, ADR ....................................................................           341,325
         171   MobileOne Ltd. ..................................................................................               263
       1,200   NTT DoCoMo Inc. .................................................................................         1,817,817
       3,000   QUALCOMM Inc. ...................................................................................           123,000
      40,000   Rural Cellular Corp., Cl. A+ ....................................................................         1,769,200
         600   SK Telecom Co. Ltd., ADR ........................................................................            12,966
         200   SmarTone Telecommunications Holdings Ltd. .......................................................               211
       3,000   Turkcell Iletisim Hizmet A/S, ADR ...............................................................            62,670

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS (CONTINUED)
               WIRELESS COMMUNICATIONS (CONTINUED)
      29,000   United States Cellular Corp.+ ...................................................................   $     1,595,000
      28,000   Vimpel-Communications, ADR ......................................................................           836,920
                                                                                                                   ---------------
                                                                                                                         6,790,146
                                                                                                                   ---------------
               TOTAL COMMUNICATIONS ............................................................................        25,951,067
                                                                                                                   ---------------
               OTHER -- 2.2%
               AEROSPACE -- 0.2%
      65,000   Rolls-Royce Group plc+ ..........................................................................           519,876
   5,824,000   Rolls-Royce Group plc, Cl. B ....................................................................            11,559
                                                                                                                   ---------------
                                                                                                                           531,435
                                                                                                                   ---------------
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+ .....................................................................................            12,304
                                                                                                                   ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,000   BERU AG .........................................................................................           117,065
                                                                                                                   ---------------
               ENTERTAINMENT -- 1.6%
     100,000   Time Warner Inc. ................................................................................         1,402,000
      70,000   Vivendi .........................................................................................         2,735,195
                                                                                                                   ---------------
                                                                                                                         4,137,195
                                                                                                                   ---------------
               PUBLISHING -- 0.0%
       3,000   Idearc Inc. .....................................................................................            10,920
                                                                                                                   ---------------
               REAL ESTATE -- 0.1%
       6,075   Brookfield Asset Management Inc., Cl. A .........................................................           162,992
                                                                                                                   ---------------
               TRANSPORTATION -- 0.3%
      20,000   GATX Corp. ......................................................................................           781,400
                                                                                                                   ---------------
               TOTAL OTHER .....................................................................................         5,753,311
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................       230,093,745
                                                                                                                   ---------------
               CONVERTIBLE PREFERRED STOCKS -- 1.6%
               ENERGY AND UTILITIES -- 1.0%
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 1.0%
       2,000   El Paso Corp., 4.990% Cv. Pfd. (b) ..............................................................         2,724,616
                                                                                                                   ---------------
               COMMUNICATIONS -- 0.6%
               TELECOMMUNICATIONS -- 0.6%
      30,000   Citizens Utilities Trust, 5.000% Cv. Pfd ........................................................         1,441,050
                                                                                                                   ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ..............................................................         4,165,666
                                                                                                                   ---------------

 PRINCIPAL
  AMOUNT
------------
               CORPORATE BONDS -- 0.0%
               COMMUNICATIONS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
$    100,000   Williams Communications Group Inc., Escrow, 10.875%, 10/01/09+ (a) ..............................                 0
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               WARRANTS -- 0.2%
               ENERGY AND UTILITIES -- 0.2%
               ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.2%
       2,024   Calpine Corp., expire 08/25/08+ .................................................................   $         1,244
      26,107   Mirant Corp., Ser. A, expire 01/03/11+ ..........................................................           413,796
                                                                                                                   ---------------
                                                                                                                           415,040
                                                                                                                   ---------------
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 0.0%
       3,000   Corning Natural Gas Corp., expire 08/17/11+ .....................................................             5,400
                                                                                                                   ---------------
               TOTAL ENERGY AND UTILITIES ......................................................................           420,440
                                                                                                                   ---------------
               COMMUNICATIONS -- 0.0%
               WIRELESS COMMUNICATIONS -- 0.0%
       3,000   Bharti Airtel Ltd., expire 12/15/16+ (b) ........................................................            61,250
                                                                                                                   ---------------
               TOTAL WARRANTS ..................................................................................           481,690
                                                                                                                   ---------------

 PRINCIPAL
  AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 10.8%
               U.S. TREASURY BILLS -- 8.2%
$ 21,589,000   U.S. Treasury Bills, 0.446% to 3.186%++, 04/15/08 to 09/04/08 ...................................        21,533,371
                                                                                                                   ---------------
               U.S. TREASURY NOTES -- 2.6%
   6,864,000   U.S. Treasury Note, 5.000%, 07/31/08 ............................................................         6,947,123
                                                                                                                   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS ...............................................................        28,480,494
                                                                                                                   ---------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $229,415,640) .........................................................................................   $   263,221,595
                                                                                                                   ===============
             Aggregate book cost ...............................................................................   $   229,415,640
                                                                                                                   ===============
             Gross unrealized appreciation .....................................................................   $    42,883,936
             Gross unrealized depreciation .....................................................................        (9,077,981)
                                                                                                                   ---------------
             Net unrealized appreciation/depreciation ........................................................     $    33,805,955
                                                                                                                   ===============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $143,657 or 0.05% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $2,916,323 or 1.11% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
CVO   Contingent Value Obligation
GDR   Global Depositary Receipt

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                 INVESTMENTS IN    OTHER FINANCIAL INSTRUMENTS
                                                   SECURITIES              (UNREALIZED
VALUATION INPUTS                                 (MARKET VALUE)           DEPRECIATION)*
----------------                                 --------------    ---------------------------
Level 1 - Quoted Prices                           $234,727,901                    --
Level 2 - Other Significant Observable Inputs       28,480,494             $(869,482)
Level 3 - Significant Unobservable Inputs               13,200                    --
                                                  ------------             ---------
Total                                             $263,221,595             $(869,482)
                                                  ============             =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

                           THE GABELLI UTILITY TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                          INVESTMENTS IN
                                                            SECURITIES
                                                          (MARKET VALUE)
                                                          --------------
      BALANCE AS OF 12/31/07                                 $13,200
      Accrued discounts/premiums                                  --
      Realized gain (loss)                                        --
      Change in unrealized appreciation/depreciation              --
      Net purchases (sales)                                       --
      Transfers in and/or out of Level 3                          --
                                                             -------
      BALANCE AS OF 3/31/08                                  $13,200
                                                             =======

2. SWAP AGREEMENTS. The Fund may enter into equity, contract for differences, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2008 are as follows:

                                                                     NET
  NOTIONAL                     FLOATING RATE*     TERMINATION    UNREALIZED
   AMOUNT     FIXED RATE   (RATE RESET MONTHLY)      DATE       DEPRECIATION
-----------   ----------   --------------------   -----------   ------------
$25,000,000      4.00%            3.12%            06/02/10      $(853,220)

----------
* Based on Libor (London Interbank Offered Rate).

The Fund has entered into a contract for differences swap agreement with Bear, Stearns International Limited. Details of the swap at March 31, 2008 is as follows:

                                                                                                       NET
         NOTIONAL            EQUITY SECURITY              INTEREST RATE/             TERMINATION    UNREALIZED
          AMOUNT                RECEIVED                EQUITY SECURITY PAID             DATE      DEPRECIATION
------------------------   ---------------------  --------------------------------   -----------   ------------
                               Market Value       Overnight LIBOR plus 40 bps plus
                             Appreciation on:      Market Value Depreciation on:
$295,782 (35,000 Shares)   Rolls-Royce Group plc        Rolls-Royce Group plc         10/15/08      $(16,262)

                              TRUSTEES AND OFFICERS
                           THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                           OFFICERS

Mario J. Gabelli, CFA                              Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                PRESIDENT
   GAMCO INVESTORS, INC.
                                                   Peter D. Goldstein
Dr. Thomas E. Bratter                                 CHIEF COMPLIANCE OFFICER
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY
                                                   Agnes Mullady
Anthony J. Colavita                                   TREASURER AND SECRETARY
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                       David I. Schachter
                                                      VICE PRESIDENT & OMBUDSMAN
James P. Conn
   FORMER MANAGING DIRECTOR &                      INVESTMENT ADVISER
   CHIEF INVESTMENT OFFICER,                       Gabelli Funds, LLC
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.      One Corporate Center
                                                   Rye, New York 10580-1422
Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &                  CUSTODIAN
   CHIEF FINANCIAL OFFICER,                        Mellon Trust of New England, N.A.
   KEYSPAN CORP.
                                                   COUNSEL
Frank J. Fahrenkopf, Jr.                           Willkie Farr & Gallagher LLP
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION                     TRANSFER AGENT AND REGISTRAR
                                                   Computershare Trust Company, N.A.
John D. Gabelli
   SENIOR VICE PRESIDENT,                          STOCK EXCHANGE LISTING
   GABELLI & COMPANY, INC.
                                                                                          5.625%
Robert J. Morrissey                                                          Common     Preferred
   ATTORNEY-AT-LAW,                                                        ----------   ---------
   MORRISSEY, HAWKINS & LYNCH                      NYSE-Symbol:               GUT        GUT PrA
                                                   Shares Outstanding:     30,111,729   1,183,700
Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.


The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.
--------------------------------------------------------------------------------

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                    FIRST QUARTER REPORT
                                                    MARCH 31, 2008

                                                                     GUT Q1/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.